Financial Risk Management	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Financial Risk Management
45	FINANCIAL RISK MANAGEMENT

The SMBC Group classifies risks into the following categories: credit risk, market risk, liquidity risk and operational risk. This note presents information about the SMBC Group’s exposure to credit risk, market risk, and liquidity risk, and its policies and processes for measuring and managing these risks.

Risk Management System

Top management plays an active role in the risk management process out of recognition for the importance of risk management. The SMBC Group-wide basic policies for risk management are determined by the Management Committee before being authorized by the board of directors.

In line with these basic policies for risk management, the functions for managing major risks are consolidated within the Risk Management Unit, which is independent from business units. In addition, the Internal Audit Dept. conducts internal audits on the status of risk management to verify that risk is appropriately managed.

Risk management systems are in place at individual SMBC Group companies that have been established based on the characteristics of their particular businesses and in accordance with the basic policies. Furthermore, the SMBC Group is strengthening SMBC Group-wide risk management systems through the Group Chief Risk Officer (“CRO”) Committee, which consists of the Group CRO and risk management representatives from strategically important SMBC Group companies.

The diagram below represents the risk management system of the SMBC Group.

/>

Risk Capital Management

In managing credit risk, market risk, and operational risk affecting the entire SMBC Group, the SMBC Group applies a uniform standard, risk capital based on value at risk (“VaR”), for use in monitoring and managing risks. This standard is applied while taking into account the characteristics of each risk and of the businesses of SMBC Group companies. Specific risk capital measures include setting upper limits for risk exposure based on SMBC Group-wide and business unit risk appetite and SMBC Group-wide management constitution. Each business unit operates business operation within that limit. Through these precautions, the SMBC Group practices management that maintains an appropriate balance between risks and returns based on a comprehensive perspective and secures sufficient financial soundness.

Credit Risk

Credit risk is the risk of incurring losses from decline or loss of the value of an asset (including off-balance sheet items) that is caused by a credit event including but not limited to the deterioration of financial condition of a borrower. Overseas credits transactions also entail country risk, which is closely related to credit risk. Country risk is the risk of incurring losses caused by changes in political or economic conditions. Credit exposures arise primarily from lending activities such as loans and advances, acquiring investment securities, derivative transactions, and off-balance sheet transactions such as unused portion of loan commitments.

Credit risk management system

Credit risk is the most significant risk to which the SMBC Group is exposed. The purpose of credit risk management is to keep the credit risk exposure to a permissible level relative to capital, to maintain the quality of assets and to ensure returns commensurate with risk.

At the SMBC Group, the Group CRO formulates credit risk management policies each year on the basis of Group-wide basic policies for risk management. The Credit & Investment Planning Department, responsible for the comprehensive management of credit risk, drafts and administers credit risk regulations including the Group credit policies, manages non-performing loans (“NPLs”), and performs other aspects of credit portfolio management. Also, the Credit Risk Committee deliberates on matters related to Group-wide credit portfolios. The SMBC Group companies follow the fundamental principles established by the SMBC Group to assess and manage credit risk. Each of SMBC Group companies manages credit risk according to the nature of its business, and assesses and manages the credit risks of individual loans and credit portfolios quantitatively, using consistent standards.

The following chart shows the credit risk management system of SMBC, the SMBC Group’s significant banking subsidiary.

/>

At SMBC, the Credit & Investment Planning Department within the Risk Management Unit is responsible for the comprehensive management of credit risk. This department drafts and administers credit policies, the internal rating system, credit authority guidelines, and credit application guidelines, and manages NPLs, including impaired loans, and other aspects of credit portfolio management. The department also cooperates with the Corporate Risk Management Department in quantifying credit risk (risk capital and risk-weighted assets) and controls SMBC’s entire credit risk. Further, the Credit Portfolio Management Department within the Credit & Investment Planning Department strives to stabilize the credit portfolio and manage the risk through credit derivatives, loan asset sales and other instruments.

The credit departments of SMBC within each business unit conduct credit risk management for loans handled by its unit and manage portfolios of its unit. The credit limits they use are based on the baseline amounts that the Credit & Investment Planning Department establishes for each grading category, with particular attention paid to evaluating and managing customers or loans perceived to have particularly high credit risk. The Corporate Research Department engages in research on industries and analyzes the business and financial conditions of borrower enterprises to detect early signs of problems or growth potential. The Credit Administration Department is responsible for handling NPLs of borrowers classified as potentially bankrupt or lower, and formulates plans for workouts, including write-offs, and corporate rehabilitation. The department closely liaises with SMBC Servicer Co., Ltd., an SMBC Group company, which engages in related services to efficiently reduce the amount of NPLs, including through the sale of loans.

The Internal Audit Unit of SMBC, operating independently of the business units, audits asset quality, accuracy of grading and state of credit risk management, and reports the results directly to the board of directors and the Management Committee.

SMBC has established the Credit Risk Committee to undertake control of credit risk and to ensure the overall soundness of the loan operations.

Credit risk management methods

To effectively manage the risk involved in individual loans as well as the credit portfolio as a whole, the SMBC Group first acknowledges that every loan entails credit risk, assesses the credit risk posed by each borrower and loan using an internal rating system, and quantifies that risk for control purposes.

Credit risk evaluation

At SMBC, the Credit & Investment Planning Department manages an internal rating system for each asset control category set according to portfolio characteristics. For example, credits to commercial and industrial (“C&I”) companies, individuals for business purposes (domestic only), sovereigns, public sector entities, and financial institutions are assigned an “obligor grade,” which indicates the borrower’s creditworthiness, and/or “facility grade,” which indicates the collectability of assets taking into account the transaction conditions such as guarantee/collateral, and tenor. The business units determine an obligor grade by first assigning a financial grade using a financial strength grading model and data obtained from the obligor’s financial statements, including net worth and cash flows. The financial grade is then adjusted taking into account the actual state of the obligor’s financial position and qualitative factors to derive the obligor grade. The qualitative factors mainly include the expected future cash flows taking into account factors such as historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, and the overall support from financial institutions. In the event that the borrower is domiciled overseas, internal ratings for credit are made after taking into consideration the country rank, which represents an assessment of the credit quality of each country based on its political and economic situation, as well as its current account balance and external debt. Obligor grades and facility grades are reviewed once a year and as otherwise necessary, such as when there are changes in the credit situation. The SMBC Group’s subsidiaries carry out credit risk evaluations in line with SMBC.

The table below shows the corporate obligor grading system of SMBC.

Obligor Grade		Definition	Borrower Category
Domestic (C&I), etc.	Overseas (C&I), etc.
J1	G1	Very high certainty of debt repayment	Normal Borrowers
J2	G2	High certainty of debt repayment
J3	G3	Satisfactory certainty of debt repayment
J4	G4	Debt repayment is likely, but this could change in cases of significant changes in economic trends or business environment
J5	G5	No problem with debt repayment over the short term, but not satisfactory over the mid to long term, and the situation could change in cases of significant changes in economic trends or business environment
J6	G6	Currently no problem with debt repayment, but there are unstable business and financial factors that could lead to debt repayment problems
J7	G7	Close monitoring is required due to problems in meeting loan terms and conditions, sluggish/unstable business, or financial problems	Borrowers Requiring Caution
J7R	G7R	Obligors with loans that are more than three months past due or with restructured loans within the “Borrowers Requiring Caution” category	Substandard Borrowers
J8	G8	Currently not bankrupt, but experiencing business difficulties, making insufficient progress in restructuring and highly likely to go bankrupt	Potentially Bankrupt Borrowers
J9	G9	Though not yet legally or formally bankrupt, has serious business difficulties and rehabilitation is unlikely; thus, effectively bankrupt	Effectively Bankrupt Borrowers
J10	G10	Legally or formally bankrupt	Bankrupt Borrowers

There are also grading systems for loans to individuals such as housing loans and structured finance including project finance, where the repayment source is limited to the cash flows generated by a particular business or asset. For example, the obligor grade of housing loans is determined taking into account various relevant factors such as proportion of the repayment to revenue, proportion of down payment to the value and past due information.

The Credit & Investment Planning Department of SMBC centrally manages the internal rating systems, and designs, operates, supervises and validates the grading models. It validates the grading models (including statistical validation) of main assets following the procedure manual once a year to ensure their effectiveness and suitability.

Quantification of credit risk

At SMBC, credit risk quantification refers to the process of estimating the degree of credit risk of a portfolio or individual loan taking into account not just the obligor’s probability of default (“PD”), but also the concentration of risk in a specific customer or industry and the loss impact of fluctuations in the value of collateral, such as real estate and securities.

Specifically, the PD by grade, loss given default (“LGD”), credit quality correlation among obligors, and other parameter values are estimated using the historical data of obligors and facilities stored in a database to calculate the credit risk. Then, based on these parameters, SMBC runs a simulation of simultaneous default using the Monte Carlo Simulation to calculate SMBC’s maximum loss exposure to the estimated amount of the maximum losses that may be incurred. Based on these quantitative results, SMBC allocates risk capital.

Risk quantification is also executed for purposes such as to determine the portfolio’s risk concentration or to simulate economic movements (stress tests), and the results are used for making optimal decisions across the whole range of business operations, including formulating business plans and providing a standard against which individual credit applications are assessed.

Credit assessment

At SMBC, the credit assessment of corporate loans involves a variety of financial analyses, including cash flows, to predict an enterprise’s capability of loan repayment and its growth prospects. These quantitative measures, when combined with qualitative analyses of industrial trends, the enterprise’s research and development capabilities, the competitiveness of its products or services, and its management caliber, result in a comprehensive credit assessment. The loan application is analyzed in terms of the intended utilization of the funds and the repayment schedule. In the assessment of housing loans for individuals, SMBC employs a credit assessment model based on credit data amassed and analyzed by SMBC over many years, taking into account various relevant factors including proportion of the repayment to revenue, proportion of down payment to the value and past due information.

Credit monitoring

At SMBC, in addition to analyzing loans at the application stage, the Credit Monitoring System is utilized to reassess obligor grades, and review credit policies for each obligor so that problems can be detected at an early stage, and quick and effective action can be taken. The system includes annual monitoring that is carried out each time the financial results of the obligor enterprise are obtained, as well as ad-hoc monitoring that is performed each time credit conditions change.

Credit portfolio management

Risk-taking within the scope of capital

To keep the credit risk exposure to a permissible level relative to capital, the Corporate Risk Management Department of the Company sets a credit risk capital limit for internal control purposes. Under this limit, sub-limits are set for each business unit. The Corporate Risk Management Department conducts monthly monitoring to make sure that these limits are being followed.

Controlling concentration risk

As the SMBC Group’s equity capital may be materially impaired in the event that the credit concentration risk becomes apparent, the Credit & Investment Planning Department of the Company therefore takes measures to manage concentration risks, such as introducing large exposure limits and conducting intensive loan reviews for obligors with large exposures, with an increased focus on industrial sectors with an excessive concentration of credit risk. Further, to manage country risk, SMBC’s Credit Department of the International Banking Unit has credit limit guidelines based on each country’s creditworthiness.

Toward active portfolio management

SMBC’s Credit Portfolio Management Department makes use of credit derivatives, loan asset sales, and other instruments to proactively and flexibly manage its portfolio to stabilize credit risk.

Maximum exposure to credit risk before collateral held or other credit enhancements

The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2019 and 2018.

	At March 31,
	2019	2018
	(In millions)
Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥56,700,489	¥53,992,931
Call loans and bills bought	2,465,745	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,994	8,491,703
Trading assets	2,480,903	2,841,148
Derivative financial instruments	3,382,574	3,885,271
Financial assets at fair value through profit or loss	2,620,686	1,528,921
Investment securities:
Debt instruments at amortized cost (At March 31, 2018: Held-to-maturity investments)	318,914	372,459
Debt instruments at FVOCI (At March 31, 2018: Available-for-sale financial assets)	13,333,221	14,282,706
Loans and advances	90,682,938	85,129,070
Other financial assets	3,609,129	3,598,642
Financial assets included in assets held for sale	—	3,099,888
Credit risk exposures relating to off-balance sheet items(1):
Loan commitments	62,724,820	60,107,128
Financial guarantees and other credit-related contingent liabilities	9,409,066	8,426,245

Total	¥258,074,479	¥247,637,992

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Based on the table above, excluding loan commitments (refer to Note 41 “Contingency and Capital Commitments”), the majority of the total exposure to credit risk is derived from “Loans and advances” and “Debt instruments at FVOCI (At March 31, 2018: Available-for-sale financial assets).”

Collateral and other credit enhancements

The SMBC Group considers the acquisition of collateral and guarantees as a secondary repayment source to further enhance loan recovery and minimize credit risk. Based on the assessment of a borrower’s real financial condition and potential future cash flows, the SMBC Group shall analyze the borrower’s repayment ability and require sufficient collateral in the form of an asset or third-party obligation. This serves to mitigate the inherent credit risk in the exposure, by either improving recoveries in the event of a default or transferring the borrower’s obligation to guarantors. Collateral received is mainly segregated into (1) financial collateral such as cash, deposits and securities, (2) real estate collateral such as land and buildings, and (3) guarantees received from sovereigns, municipal corporations, credit guarantee corporations and other public entities, financial institutions, and other companies.

The SMBC Group’s credit risk management is mainly based on an analysis of the repayment ability from the cash flows of the borrower’s business performance, and the collateral and other credit enhancements are considered as secondary repayment sources in the SMBC Group’s business practice. At the time of the primary lending decision, the SMBC Group evaluates the collateral on an individual borrower basis to consider its financial effect for mitigating credit risk. The re-evaluation of the collateral and other credit enhancements will be performed regularly, depending on the borrower’s creditworthiness. In case there is a significant change in the borrower’s repayment ability due to a deterioration in its creditworthiness and/or its cash flows, the SMBC Group may utilize the collateral and other credit enhancements as a source of repayment.

The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2019. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

At March 31, 2019
(In millions)
Impaired loans and advances	¥882,018
Financial effect of collateral and other credit enhancements	325,896

The following table shows the financial effect of collateral and other credit enhancements on loans and advances for borrowers requiring caution and impaired loans and advances at March 31, 2018. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

At March 31, 2018
(In millions)
Loans and advances for borrowers requiring caution and impaired loans and advances	¥1,965,681
Financial effect of collateral and other credit enhancements	959,015

Concentration of risks of loans and advances with credit risk exposure

An analysis of concentrations of credit risk from loans and advances by geographical sector and industry sector at March 31, 2019 and 2018 is shown below. The concentration by geographical sector is measured based on the domicile of the borrower.

Geographical sector

	At March 31,
	2019	2018
	(In millions)
Domestic	¥59,856,165	¥57,830,627
Foreign:
Americas	12,382,463	11,221,244
Europe	5,988,133	4,949,471
Asia	9,720,884	8,423,747
Others	3,598,673	3,434,838

Total foreign	31,690,153	28,029,300

Gross loans and advances	91,546,318	85,859,927
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(258,392)	(239,181)
Less: Allowance for loan losses	(604,988)	(491,676)

Carrying amount	¥90,682,938	¥85,129,070

Industry sector

	At March 31,
	2019	2018
	(In millions)
Domestic:
Manufacturing	¥8,522,451	¥7,961,620
Agriculture, forestry, fisheries and mining	288,099	145,957
Construction	918,617	947,765
Transportation, communications and public enterprises	5,596,935	5,424,054
Wholesale and retail	5,281,596	5,288,767
Finance and insurance	3,129,666	2,777,862
Real estate and goods rental and leasing	10,126,531	9,017,664
Services	4,328,173	4,255,228
Municipalities	866,373	1,000,286
Lease financing	9,030	14,629
Consumer(1)	16,187,195	16,363,489
Others	4,601,499	4,633,306

Total domestic	59,856,165	57,830,627

Foreign:
Public sector	360,875	372,008
Financial institutions	5,382,130	4,496,646
Commerce and industry	23,285,374	21,023,885
Lease financing	344,958	357,660
Others	2,316,816	1,779,101

Total foreign	31,690,153	28,029,300

Gross loans and advances	91,546,318	85,859,927
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(258,392)	(239,181)
Less: Allowance for loan losses	(604,988)	(491,676)

Carrying amount	¥90,682,938	¥85,129,070

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥11,216,711 million and ¥11,482,678 million at March 31, 2019 and 2018, respectively.

The following tables show a disaggregation of the structured finance loans and advances balances, where the repayment source is limited to the cash flows generated by a particular business or asset, and the balances of secured or unsecured consumer loans at March 31, 2019 and 2018. These loans and advances are included in the preceding tables.

Structured finance:

	At March 31,
	2019	2018
	(In millions)
Real estate finance	¥2,493,748	¥2,421,408
Project finance	3,978,779	3,976,222
Other structured finance	387,400	374,430

Total structured finance	¥6,859,927	¥6,772,060

Consumer:

	At March 31,
	2019	2018
	(In millions)
Secured loans(1)	¥12,008,728	¥12,255,845
Unsecured loans	4,178,467	4,107,644

Total consumer	¥16,187,195	¥16,363,489

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥11,216,711 million and ¥11,482,678 million at March 31, 2019 and 2018, respectively.

Credit quality analysis

The following tables set out information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Significant Accounting Policies” for information on stage allocation. Also refer to Note 45 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥38,708,431	¥191,177	¥—	¥38,899,608
G1-6	24,350,586	508,277	—	24,858,863
Japanese government and local municipal corporations	3,137,657	—	—	3,137,657
Other(1)	22,876,865	75,598	—	22,952,463
Requiring caution
J7	—	460,319	—	460,319
G7	—	171,441	—	171,441
Other(1)	—	183,949	—	183,949
Impaired(2)	—	—	882,018	882,018

Gross loans and advances	89,073,539	1,590,761	882,018	91,546,318
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(258,392)
Less: Allowance for loan losses	(158,094)	(92,446)	(354,448)	(604,988)

Carrying amount				¥90,682,938

(1)	The balance of “Other” includes housing loans, which amounted to ¥11,084,927 million and ¥28,018 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances related to borrowers with obligor grades not higher than 7R.

Modified loans and advances that were subject to lifetime ECL measurement amounted to ¥28,908 million for the fiscal year ended March 31, 2019. The net modification gain or loss is not material.

	At March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loan commitments and Financial Guarantees(1):
Gross carrying amount	¥28,842,267	¥383,828	¥13,435	¥29,239,530
Allowance for off-balance sheet items	36,795	18,289	5,761	60,845

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.

Movements in ECL allowance

The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	For the fiscal year ended March 31,
	2019				2018
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total	Total
	(In millions)
Loans and advances at amortized cost(1):
Balance at April 1	¥164,515	¥130,701	¥356,404	¥651,620	¥680,456
Transfer to 12-month ECL	832	(805)	(27)	—	—
Transfer to lifetime ECL not credit-impaired	(1,599)	4,845	(3,246)	—	—
Transfer to lifetime ECL credit-impaired	(1,966)	(10,507)	12,473	—	—

Net transfers between stages	(2,733)	(6,467)	9,200	—	—
Provision (credit) for loan losses(2)	(4,265)	(31,744)	158,936	122,927	126,623
Charge-offs(3)	—	—	180,254	180,254	185,060
Recoveries	—	—	11,042	11,042	10,232

Net charge-offs	—	—	169,212	169,212	174,828
Others	577	(44)	(880)	(347)	(140,575)

Balance at March 31	¥158,094	¥92,446	¥354,448	¥604,988	¥491,676

(1)

“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)	The decrease of allowance of lifetime ECL not credit-impaired is primarily due to certain large borrowers’ improvement of their financial performance.
(3)	Charge-offs for lifetime ECL credit-impaired are primarily related to those for consumer loans.

	For the fiscal year ended March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loan commitments and financial guarantees(1):
Balance at April 1	¥35,543	¥23,311	¥6,225	¥65,079
Net transfers between stages	(28)	(228)	256	—
Provision (credit) for off-balance sheet items	2,272	(4,794)	(720)	(3,242)
Others	(992)	—	—	(992)

Balance at March 31	¥36,795	¥18,289	¥5,761	¥60,845

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.

Loans and advances by credit quality at March 31, 2018

Loans and advances are summarized as follows:

At March 31,
2018
(In millions)
Neither past due nor impaired	¥84,856,335
Past due but not impaired	124,724
Impaired(1)	878,868

Gross loans and advances	85,859,927
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(239,181)
Less: Allowance for loan losses	(491,676)

Carrying amount	¥85,129,070

(1)

Loans and advances to borrowers who are classified in the borrower categories of substandard borrowers, potentially bankrupt borrowers, effectively bankrupt borrowers, and bankrupt borrowers described in the obligor grading system represent impaired loans and advances.

Loans and advances neither past due nor impaired

The following tables show the credit quality of the portfolio of loans and advances that were neither past due nor impaired, by geography and by industry based on the corporate obligor grading system of SMBC at March 31, 2018. Since the internal rating system of SMBC’s consumer portfolio differs from the corporate obligor grading system, the balances of loans and advances to consumers are included in the grade category of “Other.” Additionally, as the SMBC Group’s subsidiaries are adopting various internal rating systems which differ from SMBC, the grade category of “Other” also includes some balances of loans and advances held by those subsidiaries.

	At March 31, 2018
	Normal				Requiring Caution
	J 1-3	J 4-6	Japanese government and local municipal corporations	Other	J 7	Other	Total
	(In millions)
Domestic:
Manufacturing	¥4,275,861	¥2,190,117	¥—	¥1,196,566	¥199,616	¥22,681	¥7,884,841
Agriculture, forestry, fisheries and mining	81,900	42,892	13,973	207	599	—	139,571
Construction	319,394	468,222	—	119,439	26,779	459	934,293
Transportation, communications and public enterprises	4,069,995	1,066,246	86,932	133,132	46,657	148	5,403,110
Wholesale and retail	2,333,434	2,399,747	—	297,583	155,584	1,421	5,187,769
Finance and insurance	1,801,410	349,934	2,785	618,935	1,630	5	2,774,699
Real estate and goods rental and leasing	5,696,289	3,082,764	13,696	95,634	87,218	7	8,975,608
Services	1,599,011	2,355,545	37,693	94,218	96,498	115	4,183,080
Municipalities	—	—	1,000,286	—	—	—	1,000,286
Lease financing	—	—	—	14,629	—	—	14,629
Consumer(1)	—	234	—	15,900,425	1,669	73,180	15,975,508
Others	53,633	2,057,571	1,685,694	728,206	69,005	680	4,594,789

Total domestic	20,230,927	14,013,272	2,841,059	19,198,974	685,255	98,696	57,068,183

	G 1-3	G 4-6	—	Other	G 7	Other	Total
Foreign:
Public sector	191,678	81,448	—	97,890	30	941	371,987
Financial institutions	2,381,927	338,659	—	1,752,693	—	7,891	4,481,170
Commerce and industry	14,009,273	2,425,819	—	4,114,066	222,395	53,793	20,825,346
Lease financing	23,290	—	—	330,406	—	3,964	357,660
Others	1,194,334	161,795	—	383,463	9,964	2,433	1,751,989

Total foreign	17,800,502	3,007,721	—	6,678,518	232,389	69,022	27,788,152

Total	¥38,031,429	¥17,020,993	¥2,841,059	¥25,877,492	¥917,644	¥167,718	¥84,856,335

(1)

The balance in the grade category of “Other” in Consumer includes housing loans, which amounted to ¥11,302,350 million and ¥51,189 million for the borrower category of Normal and Requiring Caution, respectively.

Loans and advances past due but not impaired

The SMBC Group assesses the credit quality of loans and advances taking into account past due information on a borrower basis, and does not comprehensively collate the data related to the age analysis of loans and advances that were past due but not impaired on an individual basis. The aggregate balances of loans and advances of borrowers with one or more facilities, where any of the facilities are past due for less than three months but not impaired as at March 31, 2018 were ¥163,902 million, respectively. Those aggregate balances therefore include individual loans and advances which are not past due. Thus, in the tables below, the SMBC Group provides the amount of loans and advances where the final payment at contractual maturity is past due, by geography and by industry, at March 31, 2018. For reference, since all the loans and advances that are past due over three months are treated as impaired, those loans and advances are not included in the tables below.

	At March 31, 2018
	Past due up to 1 month	Past due 1-2 months	Past due 2-3 months	Total
	(In millions)
Domestic:
Manufacturing	¥476	¥50	¥—	¥526
Agriculture, forestry, fisheries and mining	—	—	—	—
Construction	1	10	51	62
Transportation, communications and public enterprises	45	—	—	45
Wholesale and retail	2,240	318	21	2,579
Finance and insurance	65	76	—	141
Real estate and goods rental and leasing	73	44	—	117
Services	245	—	—	245
Lease financing	—	—	—	—
Consumer	55,020	10,298	3,378	68,696
Others	2,791	44	21	2,856

Total domestic	60,956	10,840	3,471	75,267

Foreign:
Financial institutions	11,934	165	1,548	13,647
Commerce and industry	14,822	2,705	13,554	31,081
Others	2,402	1,676	651	4,729

Total foreign	29,158	4,546	15,753	49,457

Total	¥90,114	¥15,386	¥19,224	¥124,724

Impaired loans and advances

The following table shows the impaired loans and advances, by geography and by industry, at March 31, 2018.

At March 31,
2018
(In millions)
Domestic:
Manufacturing	¥76,253
Agriculture, forestry, fisheries and mining	6,386
Construction	13,410
Transportation, communications and public enterprises	20,899
Wholesale and retail	98,419
Finance and insurance	3,022
Real estate and goods rental and leasing	41,939
Services	71,903
Lease financing	—
Consumer	319,285
Others	35,661

Total domestic	687,177

Foreign:
Public sector	21
Financial institutions	1,829
Commerce and industry	167,458
Lease financing	—
Others	22,383

Total foreign	191,691

Total impaired loans and advances before allowance for loan losses	878,868

Less: Allowance for loan losses for impaired loans and advances	(369,386)

Net impaired loans and advances	¥509,482

Renegotiated loans and advances at March 31, 2018

The following table shows loans and advances at March 31 2018 that would otherwise be past due or impaired, but whose terms have been renegotiated without providing any financial concessions. These loans and advances are mainly classified as requiring caution in the table of “Loans and advances neither past due nor impaired” in the section “Loans and advances by credit quality category.”

The SMBC Group continually assesses the creditworthiness of a borrower for whom terms of the loans and advances have been renegotiated, taking into account the actual state of the borrower’s financial position and qualitative factors. Further details are described in “Credit risk evaluation” in the section “Credit risk management methods.” Loans and advances whose terms have been renegotiated and financial concessions have been provided are reported as impaired and included in the table of “Impaired loans and advances” in the section “Loans and advances by credit quality category.”

At March 31,
2018
(In millions)
Renegotiated loans and advances	¥292,466

Trading assets, financial assets at fair value through profit or loss and investment securities

The following table shows an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost (held-to-maturity investments at March 31, 2018) and at fair value through other comprehensive income (available-for-sale financial assets at March 31, 2018) based on the external rating system at March 31, 2019 and 2018, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	At March 31, 2019
	Trading assets(1)	Financial assets at fair value through profit or loss(1)	Debt instruments at amortized cost(1)(2)	Debt instruments at fair value through other comprehensive income(1)(2)
	(In millions)
AAA	¥242,984	¥12,537	¥—	¥6,520,641
AA- to AA+	1,907,495	1,254,294	280,246	5,930,057
A- to A+	182,306	29,233	203	235,065
Lower than A-	80,851	165,108	38,387	642,091
Unrated	4,652	568	78	15,313

Total	¥2,418,288	¥1,461,740	¥318,914	¥13,343,167

(1)

The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2019.

	At March 31, 2018
	Trading assets(1)	Financial assets at fair value through profit or loss(1)	Held-to-maturity investments (1)	Available-for-sale financial assets(1)(2)
	(In millions)
AAA	¥190,650	¥—	¥—	¥4,865,723
AA- to AA+	2,399,644	1,518,748	372,459	8,538,879
A- to A+	192,943	—	—	276,042
Lower than A-	56,458	—	—	532,626
Unrated	1,453	10,173	—	69,436

Total	¥2,841,148	¥1,528,921	¥372,459	¥14,282,706

(1)	The amounts represent carrying amounts.
(2)	Impaired available-for-sale financial assets with a carrying amount of ¥154 million at March 31, 2018 are included.

Credit risk from derivative financial instruments

The SMBC Group maintains control limits on derivative positions, by both amount and term. At any one time, the amount subject to credit risk is limited to the fair value of derivative financial instruments that are favorable to the SMBC Group (i.e., assets where their fair value is positive).

The SMBC Group’s credit risk from derivatives is mitigated where possible through netting agreements whereby derivative assets and liabilities with the same counterparty can be offset. Netting agreements, such as the ISDA master agreement, allow the netting of obligations arising under all of the derivative transactions that the agreement covers upon the counterparty’s default, regardless of maturity and currency, resulting in a single net claim against the counterparty. The SMBC Group’s credit risk is also mitigated by collateral arrangements through the credit support annex, resulting in collateral delivered or received regularly based on the replacement costs of derivatives.

Market Risk and Liquidity Risk

Market risk is the possibility that fluctuations in interest rates, foreign exchange rates, stock prices or other market prices will change the market value of financial products, leading to a loss. The purpose of market risk management is to keep the market risk exposure to a permissible level relative to capital.

Liquidity risk is defined as the uncertainty around the ability to meet debt obligations without incurring unacceptably large losses. An example of such risk is the possible inability to meet current and future cash flow/ collateral needs, both expected and unexpected. In such cases, the SMBC Group may be required to raise funds at less than favorable rates or be unable to raise sufficient funds for settlement. The purpose of liquidity risk management is to ensure that the SMBC Group is in a position to address its liquidity obligations through monitoring the liquidity gap between assets and liabilities, and by maintaining highly liquid supplementary funding resources.

On the basis of the SMBC Group-wide basic policies for risk management, the SMBC Group has a quantitative management process to control market and liquidity risks on an SMBC Group-wide basis by setting allowable risk limits by company. The SMBC Group at least annually reviews and identifies which companies primarily carry the market and liquidity risks within the SMBC Group. The SMBC Group sets permissible levels and upper limits of risk for each identified company in consideration of those companies’ business plans. The SMBC Group ensures that each identified company establishes a risk management system that is appropriate to the risks it faces, and has built-in transparent risk management processes which clearly separating front, middle and back office operations, and establishes a control system of mutual checks and balances.

Framework for market and liquidity risk management

The board of directors authorizes important matters relating to the management of market and liquidity risks, such as the basic policies and risk limits, which are decided by the Management Committee. The Corporate Risk Management Department, which is independent of the business units that directly handle market transactions, manages market and liquidity risks in an integrated manner. The Corporate Risk Management Department not only monitors the current risk situations but also reports regularly to the Management Committee and the board of directors.

Additionally, the Asset Liability Management (“ALM”) Committee meets on a quarterly basis to examine reports on the state of market and liquidity risk management and to discuss the Group’s ALM operation policies. Furthermore, SMBC’s ALM Committee meets on a monthly basis to examine reports on the state of observance of SMBC’s limits on market and liquidity risks, and to discuss SMBC’s ALM operations.

Under the SMBC Group’s internal audit system, internal audits are also periodically performed to verify that the risk management framework is functioning properly.

The following chart shows the market and liquidity risk management system of SMBC.

/>

Market risk management methods

The SMBC Group manages market risk derived from trading activities and non-trading activities, including strategic shareholding investments and other transactions within the risk capital limit which is determined by taking into account SMFG’s shareholders’ equity and other principal indicators of the financial position. The SMBC Group also establishes an upper limit on VaR and losses within the risk capital limits.

The SMBC Group’s market risk can be divided into various factors: interest rates, foreign exchange rates, equity prices and option risks. The SMBC Group manages each of these risks by employing the VaR method as well as supplemental indicators suitable for managing each risk, such as the basis point value (“BPV”).

VaR is the largest predicted loss that is possible given a fixed confidence interval. For example, the SMBC Group’s VaR indicates the largest loss that is possible for a holding period of one day and a confidence interval of 99.0%. BPV is the amount of change in assessed value as a result of a one-basis-point (0.01%) movement in interest rates.

Value at risk

The principal SMBC Group companies’ internal VaR model makes use of historical data to prepare scenarios for market fluctuations and, by conducting simulations of gains and losses on a net position basis, the model estimates the maximum losses that may occur. The VaR calculation method the SMBC Group employs for both trading and non-trading activities is based mainly on the following:

•	the historical simulation method;

•	a one-sided confidence interval of 99.0%;

•	a one-day holding period (a one-year holding period for the strategic shareholding investment portfolio); and

•	an observation period of four years (ten years for the strategic shareholding investment portfolio).

This method is reviewed periodically and refined, if necessary.

The relationship between the VaR calculated by the model and the actual profit and loss data is back-tested periodically. There were no significant excess losses in the back-testing results including the trading accounts. The back-testing results are reviewed by management, which also monitors the ongoing suitability of the VaR model.

The following tables show the SMBC Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The SMBC Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for Non-Trading Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Strategic Shareholding Investment” in the “VaR for Non-Trading Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the SMBC Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2019:
SMBC Consolidated
Maximum	¥5.7	¥6.2	¥3.2	¥4.6	¥13.5
Minimum	2.3	3.0	0.0	3.0	5.7
Daily average	4.0	4.1	0.8	3.8	7.6
At March 31, 2019	4.5	4.7	0.1	3.8	6.6
SMFG Consolidated
Maximum	¥19.0	¥6.9	¥17.1	¥4.6	¥33.0
Minimum	8.5	3.2	1.7	3.0	14.7
Daily average	12.8	4.4	3.9	3.8	19.7
At March 31, 2019	10.5	5.1	3.9	3.8	16.4

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2018:
SMBC Consolidated
Maximum	¥3.2	¥4.3	¥3.9	¥3.6	¥11.2
Minimum	1.3	1.2	0.0	1.4	3.5
Daily average	2.1	2.4	1.5	2.3	7.2
At March 31, 2018	2.6	3.6	0.0	3.2	8.1
SMFG Consolidated
Maximum	¥30.9	¥5.0	¥11.4	¥3.6	¥39.5
Minimum	6.7	1.5	4.3	1.4	14.5
Daily average	12.3	3.0	6.3	2.3	22.1
At March 31, 2018	11.3	4.3	4.3	3.2	21.5

(1)

Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the trading book. For certain subsidiaries, the SMBC Group employs the standardized method and/or the historical simulation method for the VaR calculation method.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2019:
SMBC Consolidated
Maximum	¥37.4	¥0.0	¥33.7	¥0.0	¥48.4
Minimum	27.4	0.0	17.8	0.0	36.0
Daily average	31.1	0.0	24.3	0.0	40.4
At March 31, 2019	37.2	0.0	19.8	0.0	43.9
SMFG Consolidated
Maximum	¥38.4	¥0.0	¥33.7	¥0.0	¥50.6
Minimum	28.4	0.0	17.8	0.0	37.0
Daily average	33.0	0.0	24.3	0.0	42.3
At March 31, 2019	38.2	0.0	19.8	0.0	44.8

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2018:
SMBC Consolidated
Maximum	¥31.5	¥0.0	¥39.9	¥0.0	¥54.5
Minimum	25.2	0.0	21.5	0.0	38.0
Daily average	27.4	0.0	30.4	0.0	44.4
At March 31, 2018	31.3	0.0	28.1	0.0	45.7
SMFG Consolidated
Maximum	¥34.0	¥0.0	¥39.9	¥0.0	¥57.0
Minimum	27.8	0.0	21.6	0.0	40.8
Daily average	30.2	0.0	30.5	0.0	47.2
At March 31, 2018	33.7	0.0	28.1	0.0	48.2

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the banking book.

(ii)	Strategic Shareholding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2019:
SMBC Consolidated
Maximum	¥1,430.4
Minimum	980.0
Daily average	1,246.6
At March 31, 2019	1,006.3

SMFG Consolidated
Maximum	¥1,622.5
Minimum	1,114.8
Daily average	1,414.6
At March 31, 2019	1,156.0

Equities risk
(In billions)
For the fiscal year ended March 31, 2018:
SMBC Consolidated
Maximum	¥1,622.9
Minimum	1,309.8
Daily average	1,456.6
At March 31, 2018	1,389.4

SMFG Consolidated
Maximum	¥1,855.9
Minimum	1,488.1
Daily average	1,664.2
At March 31, 2018	1,603.6

Stress tests

The market occasionally undergoes extreme fluctuations that exceed projections. Therefore, to manage market risk, it is important to run simulations of situations that may occur only once in many years, or so-called stress tests. To prepare for unexpected market swings, the SMBC Group performs stress tests on a monthly basis based on various scenarios.

The limitations of the VaR methodology include the following:

•

The use of historical data as a proxy for estimating future events may underestimate the probability of extreme market movements. Past market movement is not necessarily a good indicator of future events;

•

The use of a holding period assumes that all positions can be liquidated or hedged in that period of time. This assumption does not fully capture the market risk arising during periods of illiquidity, when liquidation or hedging in that period of time may not be possible;

•	The use of a confidence level neither takes account of, nor makes any statement about, any losses that might occur beyond this level of confidence; and

•	VaR does not capture all of the complex effects of the risk factors on the value of positions and portfolios and could underestimate potential losses.

Additional information for the certain risks

(a)	Interest rate risk

To supplement the above limitations of VaR methodologies, the SMBC Group adopts various indices to measure and monitor the sensitivity of interest rates, including delta, gamma and vega risks. The SMBC Group considers BPV as one of the most significant indices to manage interest rate risk. BPV is the amount of change in the value to the banking and trading book as a result of a one-basis-point (0.01%) movement in interest rates. The principal SMBC Group companies use BPV to monitor interest rate risk, not only on a net basis, but also by term to prevent the concentration of interest rate risk in a specific period. In addition, as previously addressed, the SMBC Group enhances the risk management methods of VaR and BPV by using them in combination with back-testing and stress tests.

Interest rate risk substantially changes depending on the method used for recognizing the expected maturity dates of demand deposits that can be withdrawn at any time, or the method used for estimating the timing of cancellation prior to maturity of time deposits and consumer housing loans. At SMBC, the maturity of demand deposits that are expected to be left with the bank for a prolonged period is regarded to be, at the longest, five years (2.5 years on average), and the cancellation prior to maturity of time deposits and consumer housing loans is estimated based on historical data.

Based on the new standards for interest rate risk in the banking book issued by the Basel Committee on Banking Supervision (“BCBS”) in April 2016, the FSA revised the related regulatory guidelines pertaining to monitoring of interest rate risks in the banking book in December 2017. The revised disclosure requirements with respect to the changes in economic value of equity (“ΔEVE”) in the banking book as a result of interest rate shocks have been applied from March 31, 2018. ΔEVE is defined as a decline in economic value as a result of an interest rate shock. It is calculated by multiplying the interest rate sensitivity (excluding credit spread) and interest rate change. The FSA implements a “materiality test” to identify banks taking excessive interest rate risks. Under the materiality test, the FSA monitors the ratio of ΔEVE to Tier 1 capital based on a set of prescribed interest rate shock scenarios. The threshold applied by the FSA is 15% and the ratios for SMBC on a consolidated basis at March 31, 2019 and 2018 were 7.8% and 4.8%, respectively and those for SMFG on a consolidated basis at March 31, 2019 and 2018 were 6.8% and 4.2%, respectively.

(b)	Foreign exchange risk

The principal SMBC Group companies set risk limits for each currency to manage the concentration of the foreign currency position. The foreign exchange risk is immaterial as shown above in VaR by risk category.

(c)	Strategic shareholding investment risk

The SMBC Group establishes limits on allowable risk for strategic shareholding investments and monitors the observance of those limits to keep stock price fluctuation risk within acceptable parameters. The SMBC Group has been reducing its strategic shareholding investments, and the balance is within a permitted level, which is less than 100% of the SMBC Group’s Tier 1 Capital.

Liquidity risk management methods

At SMBC Group, liquidity risk is regarded as one of the major risks. The Group’s liquidity risk management is based on a framework consisting of setting Risk Appetite Measures and establishing contingency plans.

The Risk Appetite Measures are measures for selecting the types and levels of risk that we are willing to take on or tolerate. As the level of liquidity risk is evaluated based on cash flow and balance sheet conditions, Risk Appetite Measures have been set for both of these areas. These measures include the Liquidity Coverage Ratio, a liquidity regulation, as well as a measure of the periods for which it will be possible to maintain funding levels even under stress due to deposit outflows or other factors, and the ratio which shows how much the stable funding covers the funding for loans and other assets.

The tolerated levels of risk are set based on account funding status, cash management planning, economic environments and other factors, and measures are monitored on a daily or monthly basis in order to limit reliance on short-term funding and appropriately manage liquidity.

As a framework to complement the Risk Appetite Measures, upper limits are set in place on both a Group company basis and an individual branch bases with regard to funding gaps, which is defined as a maturity mismatch between the source of funds and use of funds.

Furthermore, contingency plans are established in preparation for emergency situations. These plans contain information on chains of command and lines of reporting as well as detailed action plans depending on the existing situation (i.e., normal, concerned, or crisis). Meanwhile, SMBC carries out quantitative management of alert indications based on early warning indicators established to assist the bank in promptly and systematically detecting liquidity risks.

Maturity analysis of financial liabilities at March 31, 2019 and 2018

The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2019 and 2018. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2019
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥86,004,575	¥30,361,892	¥13,281,352	¥3,488,163	¥605,331	¥662,673	¥134,403,986
Call money and bills sold	—	1,276,943	30,836	—	—	—	1,307,779
Repurchase agreements and cash collateral on securities lent	146,936	12,740,313	—	—	—	—	12,887,249
Trading liabilities	1,998,694	—	—	—	—	—	1,998,694
Borrowings	210,667	523,079	7,972,114	721,554	666,649	2,041,699	12,135,762
Debt securities in issue	—	2,206,942	1,320,643	2,472,492	1,885,833	3,301,299	11,187,209
Lease payable	—	2,220	6,258	12,024	7,368	5,322	33,192
Other financial liabilities	2,461,381	3,128,040	4,474	—	—	2,618	5,596,513
Off balance sheet items:
Loan commitments	62,724,820	—	—	—	—	—	62,724,820
Financial guarantee contracts	9,409,066	—	—	—	—	—	9,409,066

Total non-derivative financial instruments	¥162,956,139	¥50,239,429	¥22,615,677	¥6,694,233	¥3,165,181	¥6,013,611	¥251,684,270

Derivative financial instruments	¥3,051,773	¥—	¥—	¥—	¥—	¥—	¥3,051,773

	At March 31, 2018
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥79,239,076	¥31,907,636	¥12,755,005	¥3,189,790	¥701,374	¥654,717	¥128,447,598
Call money and bills sold	47,942	1,141,653	1,334	—	—	—	1,190,929
Repurchase agreements and cash collateral on securities lent	20,833	12,001,760	—	—	—	—	12,022,593
Trading liabilities	2,143,899	—	—	—	—	—	2,143,899
Borrowings	61,205	435,708	6,765,228	601,326	652,481	2,126,169	10,642,117
Debt securities in issue	—	2,407,601	950,334	1,818,271	2,185,578	3,227,737	10,589,521
Lease payable	—	683	1,884	2,999	1,665	3,086	10,317
Other financial liabilities	2,554,069	4,129,478	4,342	139	—	3,014	6,691,042
Off balance sheet items:
Loan commitments	60,107,128	—	—	—	—	—	60,107,128
Financial guarantee contracts	8,426,245	—	—	—	—	—	8,426,245

Total non-derivative financial instruments	¥152,600,397	¥52,024,519	¥20,478,127	¥5,612,525	¥3,541,098	¥6,014,723	¥240,271,389

Derivative financial instruments	¥3,498,016	¥—	¥—	¥—	¥—	¥—	¥3,498,016

Notes:

1.

Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the contractual tables above as they relate to the interest cash flow of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value and included in the column “On demand.”

Balance of loans and advances, and deposits at March 31, 2019 and 2018

The following table presents the balance of loans and advances, and deposits at March 31, 2019 and 2018. The balance of deposits, which was mainly composed of individual customer deposits at March 31, 2019 and 2018, exceeded the balance of loans and advances at the same time due to the stable deposit base in Japan.

	At March 31,
	2019	2018
	(In millions)
Loans and advances	¥90,682,938	¥85,129,070
Deposits	134,404,652	128,461,527

The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Over half of domestic deposits is composed of individual customer deposits.

	At March 31,
	2019	2018
	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥21,376,082	¥20,370,064
Interest-bearing demand deposits	53,490,445	49,580,166
Deposits at notice	853,344	855,978
Time deposits	17,885,860	18,185,591
Negotiable certificates of deposit	4,962,651	5,408,021
Others	7,317,912	7,338,619

Total domestic offices	105,886,294	101,738,439

Foreign offices:
Non-interest-bearing demand deposits	1,218,145	1,241,450
Interest-bearing demand deposits	2,714,951	2,574,099
Deposits at notice	10,316,612	9,499,686
Time deposits	7,875,029	7,469,541
Negotiable certificates of deposit	6,202,836	5,812,264
Others	190,785	126,048

Total foreign offices	28,518,358	26,723,088

Total deposits	¥134,404,652	¥128,461,527

Capital Management

The SMBC Group manages its capital by taking into consideration regulatory compliance and business development.

The SMBC Group’s capital management objectives are to maintain sufficient capital resources to meet the capital adequacy requirements and to maintain a strong capital base to support the development of its business.

External regulatory capital requirement

The SMBC Group, the Company and its principal banking subsidiaries in Japan rigidly abide by the capital adequacy guidelines set by the FSA in managing its capital. Japan’s capital adequacy guidelines are based on the Basel Capital Accord, which was proposed by the BCBS for uniform application to all banks which have international operations in industrialized countries. Japan’s capital adequacy guidelines may be different from those of central banks or supervisory bodies of other countries because the FSA designed them to suit the Japanese banking environment. The SMBC Group’s banking subsidiaries outside of Japan are also subject to the local capital ratio requirements.

In December 2010, the BCBS published the new Basel III rules text to implement the Basel III framework, which sets out higher and better-quality capital, better risk coverage, the introduction of a leverage ratio as a backstop to the risk-based requirement, measures to promote the build-up of capital that can be drawn down in periods of stress, and the introduction of two global liquidity standards. The main measures of the minimum capital requirements in the Basel III framework began on January 1, 2013 and have been fully applied from January 1, 2019.

These capital reforms increase the minimum common equity requirement from 2% to 4.5% and require banks to hold a capital conservation buffer, which started to be phased in from January 2016 with the initial ratio of 0.625% and reached 2.5% in January 2019, to withstand future periods of stress, bringing the total common equity requirement to 7%. The Tier 1 capital requirement was also increased from 4% to 6%, resulting in a total requirement of 8.5% when combined with the above-mentioned conservation buffer. The total capital requirement increased from 8% to 10.5% in January 2019 due to the full phasing in of the capital conservation buffer. Furthermore, a countercyclical buffer within a range of 0% to 2.5% of common equity or other fully loss-absorbing capital has been implemented according to national circumstances.

In addition to the above-mentioned minimum capital requirements and capital buffer requirements under Basel III, organizations identified by the Financial Stability Board (“FSB”) as Global Systemically Important Banks (“G-SIBs”), which includes the SMBC Group, are required to maintain an additional 1% to 2.5% of Common Equity Tier 1 capital as a percentage of risk-weighted assets, which is commonly referred to as the G-SIB capital surcharge, based on the organization’s size, interconnectedness, substitutability, complexity and cross-jurisdictional activity as determined by the FSB. The amount of G-SIB capital surcharge that applies to the SMBC Group based on the FSB’s determination is 1% of risk-weighted assets.

To reflect the Basel III framework, the FSA changed its capital adequacy guidelines. The minimum Common Equity Tier 1 capital requirement and Tier 1 capital requirement have been 4.5% and 6%, respectively since March, 2015. The capital conservation buffer, countercyclical buffer and the G-SIB capital surcharge started to be phased in from March 31, 2016 under the FSA capital adequacy guidelines.

In accordance with the changes of the FSA capital adequacy guidelines, the SMBC Group changed its classification of capital into three tiers, referred to as Common Equity Tier 1 capital, Additional Tier 1 capital and Tier 2 capital as follows:

Common Equity Tier 1 capital consists primarily of capital stock, capital surplus and retained earnings relating to common shares, and non-controlling interests that meet the criteria for inclusion in Common Equity Tier 1 capital.

Additional Tier 1 capital consists primarily of preferred securities and perpetual subordinated bonds.

Tier 2 capital consists primarily of subordinated debt securities.

The capital adequacy guidelines permit Japanese banks to choose from the standardized approach (“SA”), the foundation Internal Ratings-Based (“IRB”) approach and the advanced IRB approach for credit risk, and the basic indicator approach (“BIA”), the standardized approach (“TSA”) and the Advanced Measurement Approach (“AMA”) for operational risk. To be eligible to adopt the foundation IRB approach or the advanced IRB approach for credit risk, and TSA or AMA for operational risk, a Japanese bank must establish advanced risk management systems and receive prior approval from the FSA.

Adopting these approved approaches, the SMBC Group has complied with all externally imposed capital requirements throughout the period.

Failure of a Japanese bank, bank holding company or other financial institution to maintain the required risk-weighted capital ratios, may result in administrative actions or sanctions imposed by the FSA.

Regulatory capital

The table below presents the SMBC Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2019 and 2018 based on the Basel III rules.

	At March 31,
	2019	2018
	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	20.76%	19.36%
Tier 1 risk-weighted capital ratio	18.19%	16.69%
Common Equity Tier 1 risk-weighted capital ratio	16.37%	14.50%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥12,240.5	¥12,304.1
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	10,727.2	10,610.2
Common Equity Tier 1 capital	9,654.5	9,217.4
Risk-weighted assets	58,942.8	63,540.3
The amount of minimum total capital requirements(1)	4,715.4	5,083.2

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.